Capital and other commitments - Summary of Capital and Other Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 6	$ 17
Property, plant and equipment [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	5	13
Intangible assets [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 1	$ 4